Retrospective adjustments, Common Shares Outstanding (Details) - shares	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Stockholders Equity [Abstract]
Common stock, shares outstanding (in shares)	3,541,668	1,163,871	1,145,774
Common Stock [Member]
Stockholders Equity [Abstract]
Common stock, shares outstanding (in shares)		1,163,871	1,145,774
Shares issued for warrant exercises (in shares)	9,176	18,097
SVS [Member]
Stockholders Equity [Abstract]
Common stock, shares outstanding (in shares)			0
Conversion of stock, shares converted (in shares)		76,103,123	74,919,790
MVS [Member]
Stockholders Equity [Abstract]
Common stock, shares outstanding (in shares)			0
Prior to Retrospective Impact [Member]
Stockholders Equity [Abstract]
Common stock, shares outstanding (in shares)			0
Prior to Retrospective Impact [Member] | SVS [Member]
Stockholders Equity [Abstract]
Common stock, shares outstanding (in shares)		29,603,123	28,419,790
Number of common shares equal to common conversion ratio (in shares)		10	10
Warrant exercises (in shares)		1,183,333
Prior to Retrospective Impact [Member] | MVS [Member]
Stockholders Equity [Abstract]
Common stock, shares outstanding (in shares)		4,650,000	4,650,000